Provisions - United Kingdom Entities - Funding Status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 72	€ 84		€ 88
Actuarial gains and losses on defined benefit pension plans	1,677	(618)	[1]	157
UK
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	14,297	12,079		13,056	€ 12,955	€ 12,271
Fair value of plan assets	14,755	12,887		13,239	13,118	12,880
Provisions - Provisions for pensions	(458)	(808)		(183)	(163)	(609)
Internal provisions for pensions	329	130		323	306	150
Net assets for pensions	(787)	(938)		(506)	€ (469)	€ (759)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	27	31		36
Interest cost, net	(24)	(6)		(6)
Total defined benefit expenses recognized in the consolidated income statements	3	25		30
Actuarial gains and losses on defined benefit pension plans	€ 601	€ (481)		€ (121)

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).